Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Net carrying amount - beginning of the year	€ 3,170	€ 2,925
Additions	311	341
Amortization	(291)	(384)
Impairments	(117)	(16)
Write-off	(30)	(16)
Currency translation differences	22	47
Change in the scope of consolidation		120
Other changes	(6)	66
Net carrying amount at the end of the year	3,059	3,170
Changes in accounting policies (IFRS 15)
Intangible assets
Net carrying amount - beginning of the year		87
After initial application
Intangible assets
Net carrying amount - beginning of the year		3,012
Intangible assets with finite useful lives
Intangible assets
Net carrying amount - beginning of the year	1,886	1,721
Additions	311	341
Amortization	(291)	(384)
Impairments	(91)	(16)
Write-off	(30)	(16)
Currency translation differences	19	39
Change in the scope of consolidation		74
Other changes	(10)	40
Net carrying amount at the end of the year	1,794	1,886
Intangible assets with finite useful lives | Changes in accounting policies (IFRS 15)
Intangible assets
Net carrying amount - beginning of the year		87
Intangible assets with finite useful lives | After initial application
Intangible assets
Net carrying amount - beginning of the year		1,808
Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,081	995
Additions	78	133
Amortization	(81)	(71)
Impairments	(19)
Write-off	(28)	(15)
Currency translation differences	18	39
Other changes	(18)
Net carrying amount at the end of the year	1,031	1,081
Exploration rights | After initial application
Intangible assets
Net carrying amount - beginning of the year		995
Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	221	240
Additions	23	28
Amortization	(93)	(87)
Write-off	(1)
Other changes	45	40
Net carrying amount at the end of the year	195	221
Industrial patents and intellectual property rights | After initial application
Intangible assets
Net carrying amount - beginning of the year		240
Other intangible assets
Intangible assets
Net carrying amount - beginning of the year	584	486
Additions	210	180
Amortization	(117)	(226)
Impairments	(72)	(16)
Write-off	(1)	(1)
Currency translation differences	1
Change in the scope of consolidation		74
Other changes	(37)
Net carrying amount at the end of the year	568	584
Other intangible assets | Changes in accounting policies (IFRS 15)
Intangible assets
Net carrying amount - beginning of the year		87
Other intangible assets | After initial application
Intangible assets
Net carrying amount - beginning of the year		573
Goodwill
Intangible assets
Net carrying amount - beginning of the year	1,284	1,204
Impairments	(26)
Currency translation differences	3	8
Change in the scope of consolidation		46
Other changes	4	26
Net carrying amount at the end of the year	1,265	1,284
Goodwill | After initial application
Intangible assets
Net carrying amount - beginning of the year		1,204
Gross carrying amount | Intangible assets with finite useful lives
Intangible assets
Net carrying amount - beginning of the year	7,408
Net carrying amount at the end of the year	7,718	7,408
Gross carrying amount | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,686
Net carrying amount at the end of the year	1,748	1,686
Gross carrying amount | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	1,534
Net carrying amount at the end of the year	1,597	1,534
Gross carrying amount | Other intangible assets
Intangible assets
Net carrying amount - beginning of the year	4,188
Net carrying amount at the end of the year	4,373	4,188
Accumulated depreciation, amortisation and impairment | Intangible assets with finite useful lives
Intangible assets
Net carrying amount - beginning of the year	(5,522)
Net carrying amount at the end of the year	(5,924)	(5,522)
Accumulated depreciation, amortisation and impairment | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	(605)
Net carrying amount at the end of the year	(717)	(605)
Accumulated depreciation, amortisation and impairment | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	(1,313)
Net carrying amount at the end of the year	(1,402)	(1,313)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Intangible assets
Net carrying amount - beginning of the year	(3,604)
Net carrying amount at the end of the year	€ (3,805)	€ (3,604)